Filed with the Securities and Exchange Commission on January 12, 2018

Securities Act File No. 002-17226
Investment Company Act File No. 811-00994

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-effective Amendment No. 113	[x]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 75	[x]

(Check appropriate box or boxes)

RMB INVESTORS TRUST
115 South LaSalle, 34th Floor
Chicago, Illinois 60603
(Address of Principal Executive Offices)

Registrant's Telephone Number; including Area Code: (800) 462-2392

Walter H. Clark
115 South LaSalle, 34th Floor
Chicago, Illinois 60603
(Name and Address of Agent for Service of Process)
Copies of Communications to:

Joseph M. Mannon
Vedder Price
222 North LaSalle St.
Chicago, Illinois 60601

It is proposed that this filing will become effective

[x]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment ("PEA") No. 113 to the Registration Statement of RMB Investors Trust (the "Trust") hereby incorporates Parts A, B and C from the Trust's Post-Effective Amendment No. 112 on Form N-1A filed December 19, 2017.  This PEA No. 113 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summaries first provided in Post-Effective Amendment No. 112 to the Trust's Registration Statement for its series: RMB International Small Cap Fund, RMB International Fund, and RMB Japan Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 113 to its Registration Statement on Form N-1A meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and has duly caused this Post-Effective Amendment No. 113 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois, on the 12th day of January, 2018.

RMB Investors Trust (Registrant) By: /s/ Walter H. Clark Walter H. Clark President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment No. 113 to the Registration Statement on Form N-lA has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature and Name	Title	Date
/s/ Walter H. Clark Walter H. Clark	President	January 12, 2018
/s/ Maher A. Harb Maher A. Harb	Chief Financial Officer and Treasurer	January 12, 2018
Peter Borish* Peter Borish	Trustee	January 12, 2018
William F. Connell* William F. Connell	Trustee	January 12, 2018
Margaret M. Eisen* Margaret M. Eisen	Trustee	January 12, 2018
Robert Sabelhaus* Robert Sabelhaus	Trustee
* By: /s/Walter H. Clark

Walter H. Clark, Attorney-in-fact pursuant to powers of attorney incorporated by reference to post-effective amendment No. 109 (Accession No. 0001144204-17-023330) (filed on May 1, 2017).

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE